Putnam
Technology
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-00

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM, III]


Dear Shareholder:

It is a pleasure to greet you in our new roles as Chairman of the Trustees and President of the Funds. As you know, both of us have been members of the Board of Trustees for a number of years -- years during which the global securities markets, the mutual fund industry, and Putnam itself have experienced tremendous growth and change.

As we look to the future, we are certain that the changes will be breathtaking in their scope. What will not change is the Trustees' dedication to serving the best interests of our shareholders.

We welcome the challenges that lie ahead and are confident that Putnam and your Board will continue to face those challenges successfully as they have for more than 60 years. We look forward to helping you meet your financial objectives for many years to come.

Respectfully yours,

/S/ JOHN A. HILL                   /S/GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 19, 2000


REPORT FROM FUND MANAGEMENT

David J. Santos
Saba S. Malak
Paul Marrkand

We are pleased to provide this first report to shareholders of Putnam Technology Fund. Although the fund has been in operation only since June 14, 2000, we are providing this semiannual report to coincide with the fiscal year's midpoint of July 31. Since we are discussing such a brief period, we are not including fund performance information. Complete performance information will be provided in the annual report dated January 31, 2001.

Putnam Technology Fund made its debut during a challenging time for technology stocks. The fund began operations on the heels of a historically steep decline for the Nasdaq Composite Index, a common measure of technology stock performance. After delivering the largest annual return in history for a major index in 1999, the Nasdaq corrected swiftly and sharply in the second quarter of 2000, losing nearly 40% of its value in just 11 weeks. The index managed a partial recovery, and its total loss for the quarter was 13.3%.

* MARKET DECLINE BRINGS INVESTMENT OPPORTUNITIES

It is important to note that the market decline was not necessarily bad news for the brand-new Putnam Technology Fund. In the wake of the market decline, many stocks were selling at prices significantly lower than their market highs. As a result, we were able to add to the portfolio companies whose stock prices were more attractive than we had seen in quite some time.

The fund also has benefited from its flexibility to invest across a wide range of industries. Any company whose products or services are related to technology may be considered for the portfolio. We look for companies of all sizes and at different stages of growth, including midsize companies with significant market share in new industries and global technology giants with years of experience and profitability. The fund may also invest in stocks of companies at their entrepreneurial stages and hold them in the portfolio until they grow into dominant worldwide corporations.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Software                       21.3%

Electronics                    19.8%

Communications
equipment                      18.7%

Computers                      14.1%

Telecommunications              7.8%

Footnote reads:
*Based on net assets as of 7/31/00. Holdings will vary over time.


Regardless of their size, the companies we target are those that we believe have superior financial strength, strong management, and solid long-term growth potential. Holdings in the portfolio may span a wide array of industries, such as software, hardware, semiconductors, networking, data storage, and data security. Other targeted industries may include telecommunications, wireless, fiber optics, and biotechnology.

* TECHNOLOGY'S LONG-TERM GROWTH POTENTIAL REMAINS POSITIVE

While the mood of the markets has changed significantly since the start of 2000, the major growth themes have not. In technology, long-term growth potential is still strong as consumers and businesses demand better, faster, and more sophisticated systems for sending, receiving, and storing data and information. We have identified the most promising investment themes and targeted stocks of companies most likely to profit from them.

One of those investment themes is e-commerce. Throughout the business world, from established blue-chip giants to small emerging firms, competitive companies know they must develop e-commerce strategies to bring their businesses, products, and services online effectively. As a result, businesses that provide e-commerce support have outstanding growth potential.

As increasing amounts of data fly across corporate networks, businesses need more efficient methods for storing and managing the information. One of the fund's holdings, Brocade Communications Systems, is benefiting from this demand. The company's products allow businesses to increase the speed at which data is transported across their networks. Brocade specializes in fiber channel switches, which help prevent bottlenecks of data in computer storage networks. While this holding, and others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

* FUND SEEKS TO BENEFIT FROM WIRELESS AND SEMICONDUCTOR DEMAND

While the number of cell-phone users continues to skyrocket around the world, another new trend has begun to benefit wireless companies -- accessing the Internet through cell phones and other mobile devices. It is estimated that 500 million people worldwide will be using wireless devices to access the Internet by 2003. Demand for cellular phones and wireless data has contributed significantly to the growth of wireless service providers and the companies that provide wireless systems and equipment.


[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

Cisco Systems, Inc.
Communications equipment

Intel Corp.
Electronics

Microsoft Corp.
Software

Sun Microsystems, Inc.
Computers

EMC Corp.
Computers

Nokia (ADR) (Finland)
Telecommunications

Oracle Corp.
Software

Nortel Networks Corp. (Canada)
Communications equipment

VERITAS Software Corp.
Software

SDL, Inc.
Electronics

Footnote reads:
These holdings represent 31.8% of the fund's net assets as of 7/31/00. Portfolio holdings will vary over time.


Fund holding Aether Systems is a standout in the wireless industry. This company's products allow people to use handheld devices for mobile data communications and real-time transactions. Aether's TradeRunner product is a real-time wireless trading and financial information service offered to customers of Morgan Stanley Dean Witter Online. Aether has used acquisitions to expand into other growth markets. For example, OmniSky, a company formed by Aether and 3Com, is pursuing opportunities in wireless e-mail and wireless Internet access.

They may not be as glamorous as other technology businesses, but semiconductor companies offer extraordinary growth potential. Semiconductors are the "guts" of countless technological devices, and equipment suppliers are dependent on semiconductor chip makers to meet the demands of businesses and consumers worldwide. Fund holding RF Micro Devices has a wide array of products, including those that power wireless devices such as Palm Pilots [REGISTRATION MARK] and cell phones. The company offers more than 158 products, and has several more in development. RF's clients include Nokia, NEC, and Motorola, and more than half of its sales are from outside the United States.

* POSITIVE OUTLOOK, DRIVEN BY TECHNOLOGY DEMAND

As we begin the fund's first complete fiscal year, several factors contribute to our positive outlook. Since the Federal Reserve Board has raised short-term interest rates six times in the past year, the risk of inflation becoming a major factor in the market has been reduced. Businesses continue to invest heavily in technology equipment in a drive to enhance productivity and remain competitive, and the outlook for the companies in which the fund invests remains positive.

In addition, Putnam has the expertise and resources to capitalize on the growth potential of technology stocks. We have more than 10 analysts dedicated exclusively to this sector, and our investment professionals meet with the management of more than 2,000 technology companies each year. These resources, combined with the technology sector's growth potential, should allow the fund to excel over the long term.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/00, there is no guarantee the fund will continue to hold these securities in the future. The fund's concentration of investments in a single industry group involves more risk than a fund that invests more broadly. Investments in small and midsize companies involve increased risk of price fluctuations.


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VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

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New features will be added to the site regularly. So be sure to bookmark us at
http://www.putnaminvestments.com


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
July 31, 2000 (Unaudited)

COMMON STOCKS (93.7%) (a)
NUMBER OF SHARES                                                                                              VALUE
Biotechnology (1.7%)
-------------------------------------------------------------------------------------------------------------------
              3,152 Genentech, Inc. (NON)                                                          $        479,498
              4,245 Medimmune, Inc. (NON)                                                                   252,578
              2,106 Millennium Pharmaceuticals, Inc. (NON)                                                  202,703
                                                                                                   ----------------
                                                                                                            934,779

Broadcasting (1.4%)
-------------------------------------------------------------------------------------------------------------------
              7,030 Clear Channel Communications, Inc. (NON)                                                535,598
              1,756 Univision Communications, Inc. Class A (NON)                                            218,183
                                                                                                   ----------------
                                                                                                            753,781

Cable Television (0.6%)
-------------------------------------------------------------------------------------------------------------------
             14,490 AT&T Corp. - Liberty Media Group Class A (NON)                                          322,403

Communications Equipment (18.7%)
-------------------------------------------------------------------------------------------------------------------
              9,027 ADC Telecommunications, Inc. (NON)                                                      378,570
              7,984 Advanced Fibre Communications (NON)                                                     342,314
              4,957 Brocade Communications Systems (NON)                                                    885,444
             51,417 Cisco Systems, Inc. (NON)                                                             3,364,600
              6,885 Comverse Technology, Inc. (NON)                                                         604,159
              3,209 Corning, Inc.                                                                           750,705
              4,560 Extreme Networks, Inc. (NON)                                                            636,761
              5,226 Foundry Networks, Inc. (NON)                                                            427,552
              2,170 Juniper Networks, Inc. (NON)                                                            309,089
             13,982 Nortel Networks Corp. (Canada)                                                        1,039,911
              7,658 QUALCOMM, Inc. (NON)                                                                    497,291
              3,293 Redback Networks, Inc. (NON)                                                            428,090
              2,160 Sonus Networks, Inc. (NON)                                                              402,705
              2,991 Tellabs, Inc. (NON)                                                                     194,415
                                                                                                   ----------------
                                                                                                         10,261,606

Computers (14.1%)
-------------------------------------------------------------------------------------------------------------------
              6,873 Apple Computer, Inc. (NON)                                                              349,234
              4,619 Ariba, Inc. (NON)                                                                       535,515
              3,700 Avici systems, Inc. (NON)                                                               363,988
              4,900 Blue Martini Software, Inc. (NON)                                                       291,244
              3,100 Corvis Corp. (NON)                                                                      255,217
             15,189 Dell Computer Corp. (NON)                                                               667,367
             16,380 EMC Corp. (NON)                                                                       1,394,348
              6,102 Gateway, Inc. (NON)                                                                     336,754
              2,175 Hewlett-Packard Co.                                                                     237,483
              4,216 IBM Corp.                                                                               474,037
              1,676 Inktomi Corp. (NON)                                                                     179,332
              4,197 MMC Networks, Inc. (NON)                                                                207,489
             14,997 Sun Microsystems, Inc. (NON)                                                          1,581,246
              2,728 Sycamore Networks, Inc. (NON)                                                           336,397
              3,338 VeriSign, Inc. (NON)                                                                    529,699
                                                                                                   ----------------
                                                                                                          7,739,350

Electronics (19.8%)
-------------------------------------------------------------------------------------------------------------------
              7,763 Alpha Industries, Inc. (NON)                                                            264,427
              3,276 Applied Micro Circuits Corp. (NON)                                                      488,943
             11,696 ARM Holdings PLC (United Kingdom) (NON)                                                 401,319
              2,002 Broadcom Corp. (NON)                                                                    448,949
              5,984 Chartered Semiconductor Manufacturing, Ltd
                    ADR (Singapore) (NON)                                                                   430,848
             14,013 Cypress Semiconductor Corp. (NON)                                                       522,860
              3,658 Flextronics International, Ltd. (NON)                                                   258,975
             48,878 Intel Corp.                                                                           3,262,607
              3,929 JDS Uniphase Corp. (NON)                                                                464,113
              7,589 Linear Technology Corp.                                                                 419,292
             12,526 LSI Logic Corp. (NON)                                                                   424,318
              7,465 Micron Technology, Inc. (NON)                                                           608,398
              1,928 PMC - Sierra, Inc. (NON)                                                                373,671
              2,959 Sanmina Corp. (NON)                                                                     274,817
              2,612 SDL, Inc. (NON)                                                                         906,527
             12,366 Taiwan Semiconductor Manufacturing Co.
                    ADR (Taiwan) (NON)                                                                      375,617
              9,582 Texas Instruments, Inc.                                                                 562,344
              5,360 Xilinx, Inc. (NON)                                                                      402,335
                                                                                                   ----------------
                                                                                                         10,890,360

Entertainment (0.6%)
-------------------------------------------------------------------------------------------------------------------
              4,963 Viacom, Inc. Class B (NON)                                                              329,109

Medical Technology (1.1%)
-------------------------------------------------------------------------------------------------------------------
              7,050 PE Corp.                                                                                614,672

Semiconductor (2.4%)
-------------------------------------------------------------------------------------------------------------------
              5,504 Applied Materials, Inc. (NON)                                                           417,616
             11,696 LAM Research Corp. (NON)                                                                342,108
              4,734 RF Micro Devices, Inc. (NON)                                                            356,825
              3,710 Teradyne, Inc. (NON)                                                                    235,121
                                                                                                   ----------------
                                                                                                          1,351,670

Software (21.3%)
-------------------------------------------------------------------------------------------------------------------
              4,021 Agile Software Corp. (NON)                                                              222,412
              6,047 Amdocs Ltd. (NON)                                                                       406,283
              7,841 BEA Systems, Inc. (NON)                                                                 337,653
              2,211 Business Objects S.A. (France) (NON)                                                    208,940
              2,498 Check Point Software Technologies Ltd. (Israel) (NON)                                   289,768
              5,677 I2 Technologies, Inc. (NON)                                                             736,591
              5,956 Informatica Corp. (NON)                                                                 476,480
              6,030 Interwoven, Inc. (NON)                                                                  389,312
              5,619 Mercury Interactive Corp. (NON)                                                         557,774
              3,247 Micromuse, Inc. (NON)                                                                   421,248
             39,831 Microsoft Corp. (NON)                                                                 2,780,702
             14,218 Oracle Corp. (NON)                                                                    1,069,016
              7,604 Portal Software, Inc. (NON)                                                             382,933
              5,805 Rational Software Corp. (NON)                                                           590,659
              4,532 Siebel Systems, Inc. (NON)                                                              657,140
              3,989 Software.com, Inc. (NON)                                                                402,390
              9,812 VERITAS Software Corp. (NON)                                                          1,000,211
             11,438 Vignette Corp. (NON)                                                                    387,462
              3,330 webMethods, Inc. (NON)                                                                  384,615
                                                                                                   ----------------
                                                                                                         11,701,589

Technology Services (4.2%)
-------------------------------------------------------------------------------------------------------------------
              2,535 Alteon Web Systems, Inc. (NON)                                                          334,462
              9,679 America Online, Inc. (NON)                                                              516,012
              5,004 Art Technology Group, Inc. (NON)                                                        435,348
             12,519 Electronic Data Systems Corp.                                                           538,317
              7,037 InfoSpace.com, Inc. (NON)                                                               237,499
              1,996 Yahoo! Inc. (NON)                                                                       256,860
                                                                                                   ----------------
                                                                                                          2,318,498

Telecommunications (7.8%)
-------------------------------------------------------------------------------------------------------------------
              2,690 Aether Systems, Inc. (NON)                                                              447,717
             20,432 McLeodUSA, Inc. Class A (NON)                                                           346,067
             15,788 Metromedia Fiber Network, Inc. Class A (NON)                                            554,554
              5,811 Nextel Communications, Inc. Class A (NON)                                               325,053
              9,896 Nextlink Communications, Inc. Class A (NON)                                             327,187
             24,446 Nokia Oyj ADR (Finland)                                                               1,083,255
              8,770 Sprint Corp. (NON)                                                                      484,543
              7,838 TyCom, Ltd. (Bermuda) (NON)                                                             266,982
             10,914 Vodaphone Group PLC (United Kingdom)                                                    470,666
                                                                                                   ----------------
                                                                                                          4,306,024
                                                                                                   ----------------
                    Total Common Stocks (cost $55,076,580)                                         $     51,523,841

CONVERTIBLE PREFERRED STOCKS (1.0%) (a) (cost $528,166)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            122,060 Mimecom, Inc. zero % cv. pfd. (acquired 7/27/00,
                    cost $528,166) (RES)                                                           $        528,166

SHORT-TERM INVESTMENTS (7.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
     $    1,949,000 Interest in $600,000,000 joint repurchase agreement dated July 31, 2000 with S.B.C. Warburg, Inc. due
                    August 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $1,949,357 for an
                    effective yield of 6.59%                                                       $      1,949,000
          1,949,000 Interest in $625,000,000 joint repurchase agreement dated July 31, 2000 with Morgan (J.P.) & Co. due
                    August 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $1,949,356 for an
                    effective yield of 6.58%                                                              1,949,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $3,898,000)                                 $      3,898,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $59,502,746) (b)                                       $     55,950,007
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $54,971,210.

  (b) The aggregate identified cost on a tax basis is $59,502,746, resulting in gross unrealized appreciation and depreciation of $781,827 and $4,334,566, respectively, or net unrealized depreciation of $3,552,739.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2000 was $528,166 or 1.0% of net assets.

      ADR after the name of a foreign holding stands for American
      Depositary Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $59,502,746) (Note 1)                                          $55,950,007
-------------------------------------------------------------------------------------------
Cash                                                                              1,186,148
-------------------------------------------------------------------------------------------
Dividends and interest receivable                                                       176
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           10,005,851
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                       69,289
-------------------------------------------------------------------------------------------
Total assets                                                                     67,211,471

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 11,862,988
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          322,387
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                         16,646
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            3,024
-------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                           28
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             19
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                7,901
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               27,268
-------------------------------------------------------------------------------------------
Total liabilities                                                                12,240,261
-------------------------------------------------------------------------------------------
Net assets                                                                      $54,971,210

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                              $58,629,183
-------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                            (44,971)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                (60,263)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                       (3,552,739)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                      $54,971,210

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($29,821,004 divided by 3,373,658 shares)                                             $8.84
-------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.84)*                                $9.38
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class B share
($20,417,373 divided by 2,312,358 shares) **                                          $8.83
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class C share
($3,002,331 divided by 339,975 shares) **                                             $8.83
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,730,502 divided by 195,900 shares)                                                $8.83
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.83)*                                $9.15
-------------------------------------------------------------------------------------------

    * On single retail sales of less than $50,000. On sales of $50,000 or more and group sales, the offering price is reduced.

   ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
For the period June 14, 2000 (commencement of operations)
to July 31, 2000 (Unaudited)
Investment income:
-------------------------------------------------------------------------------------------
Dividends                                                                        $      236
-------------------------------------------------------------------------------------------
Interest                                                                             17,005
-------------------------------------------------------------------------------------------
Total investment income                                                              17,241

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     18,272
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,127
-------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                      303
-------------------------------------------------------------------------------------------
Administrative services                                                                  74
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,791
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 4,842
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   841
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   427
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               9,377
-------------------------------------------------------------------------------------------
Registration fees                                                                    15,487
-------------------------------------------------------------------------------------------
Auditing                                                                              6,425
-------------------------------------------------------------------------------------------
Other                                                                                 1,340
-------------------------------------------------------------------------------------------
Total expenses                                                                       62,306
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (94)
-------------------------------------------------------------------------------------------
Net expenses                                                                         62,212
-------------------------------------------------------------------------------------------
Net investment loss                                                                 (44,971)
-------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (60,263)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                     (3,552,739)
-------------------------------------------------------------------------------------------
Net loss on investments                                                          (3,613,002)
-------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                            $(3,657,973)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                  For the period
                                                                  June 14, 2000
                                                                (commencement of
                                                                   operations)
                                                                to July 31, 2000*
---------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------
Net investment loss                                              $    (44,971)
---------------------------------------------------------------------------------
Net realized loss on investments                                      (60,263)
---------------------------------------------------------------------------------
Net unrealized depreciation of investments                         (3,552,739)
---------------------------------------------------------------------------------
Net decrease in net assets resulting from operations               (3,657,973)
---------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                  55,629,183
---------------------------------------------------------------------------------
Total increase in net assets                                       51,971,210

Net assets
---------------------------------------------------------------------------------
Beginning of period (Note 5)                                        3,000,000
---------------------------------------------------------------------------------
End of period (including accumulated net investment
loss of $44,971)                                                  $54,971,210
---------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
--------------------------------------------
                               For the period
                                June 14, 2000+
Per-share                         to July 31
operating performance            (Unaudited)
--------------------------------------------
                                    2000
--------------------------------------------
Net asset value,
beginning of period                $8.50
--------------------------------------------
Investment operations
--------------------------------------------
Net investment loss (c)             (.02)
--------------------------------------------
Net realized and unrealized
gain on investments                  .36
--------------------------------------------
Total from
investment operations                .34
--------------------------------------------
Net asset value,
end of period                      $8.84
--------------------------------------------

Ratios and supplemental data
--------------------------------------------
Total return at
net asset value (%)(a)              4.00*
--------------------------------------------
Net assets, end of period
(in thousands)                   $29,821
--------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .44*
--------------------------------------------
Ratio of net investment income
to average net assets (%)           (.30)*
--------------------------------------------
Portfolio turnover (%)              3.09*
--------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
--------------------------------------------
                               For the period
                                June 14, 2000+
Per-share                         to July 31
operating performance            (Unaudited)
--------------------------------------------
                                    2000
--------------------------------------------
Net asset value,
beginning of period                $8.50
--------------------------------------------
Investment operations
--------------------------------------------
Net investment loss (c)             (.03)
--------------------------------------------
Net realized and unrealized
gain on investments                  .36
--------------------------------------------
Total from
investment operations                .33
--------------------------------------------
Net asset value,
end of period                      $8.83
--------------------------------------------

Ratios and supplemental data
--------------------------------------------
Total return at
net asset value (%)(a)              3.88*
--------------------------------------------
Net assets, end of period
(in thousands)                   $20,417
--------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .45*
--------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.32)*
--------------------------------------------
Portfolio turnover (%)              3.09*
--------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
--------------------------------------------
                               For the period
                                June 14, 2000+
Per-share                         to July 31
operating performance            (Unaudited)
--------------------------------------------
                                    2000
--------------------------------------------
Net asset value,
beginning of period                $8.50
--------------------------------------------
Investment operations
--------------------------------------------
Net investment loss (c)             (.03)
--------------------------------------------
Net realized and unrealized
gain on investments                  .36
--------------------------------------------
Total from
investment operations                .33
--------------------------------------------
Net asset value,
end of period                      $8.83
--------------------------------------------

Ratios and supplemental data
--------------------------------------------
Total return at
net asset value (%)(a)              3.88*
--------------------------------------------
Net assets, end of period
(in thousands)                    $3,002
--------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .45*
--------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.34)*
--------------------------------------------
Portfolio turnover (%)              3.09*
--------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
--------------------------------------------
                               For the period
                                June 14, 2000+
Per-share                         to July 31
operating performance            (Unaudited)
--------------------------------------------
                                    2000
--------------------------------------------
Net asset value,
beginning of period                $8.50
--------------------------------------------
Investment operations
--------------------------------------------
Net investment loss (c)             (.03)
--------------------------------------------
Net realized and unrealized
gain on investments                  .36
--------------------------------------------
Total from
investment operations                .33
--------------------------------------------
Net asset value,
end of period                      $8.83
--------------------------------------------

Ratios and supplemental data
--------------------------------------------
Total return at
net asset value (%)(a)              3.88*
--------------------------------------------
Net assets, end of period
(in thousands)                    $1,731
--------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .44*
--------------------------------------------
Ratio of net investment loss
to average net assets (%)           (.34)*
--------------------------------------------
Portfolio turnover (%)              3.09*
--------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Includes amounts paid through expense offset arrangements (Note 2).

  (c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
July 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam Technology Fund (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund invests mainly in common stock of U. S. companies in technology industries that Putnam Investments Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes offer the opportunity for gains.

The fund offers class A, class B, class C, and class M shares. Class B, class C, and class M shares were open to public investment on July 17, 2000. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

E) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended July 31, 2000, the fund had no borrowings against the line of credit.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion and 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended July 31, 2000, fund expenses were reduced by $94 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management, Inc. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the period ended July 31, 2000, Putnam Retail Management, Inc., acting as underwriter received net commissions of $87,167 and $918 from the sale of class A and class M shares, respectively, and received $-- and $2 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended July 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the period ended July 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $56,746,357 and $1,081,346, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                              For the period June 14, 2000
                                           (commencement of operations) to
                                                             July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  3,347,954         $31,691,652
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             3,347,954         $31,691,652

Shares
repurchased                                    (62,531)           (562,488)
---------------------------------------------------------------------------
Net increase                                 3,285,423         $31,129,164
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                          to July 31, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  2,242,781         $21,247,406
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                             2,242,781         $21,247,406

Shares
repurchased                                    (18,658)           (169,829)
---------------------------------------------------------------------------
Net increase                                 2,224,123         $21,077,577
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                              (commencement of operations)
                                                          to July 31, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    253,583          $2,405,616
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               253,583          $2,405,616

Shares repurchased                              (1,843)            (16,074)
---------------------------------------------------------------------------
Net increase                                   251,740          $2,389,542
---------------------------------------------------------------------------

                                              For the period June 14, 2000
                                           (commencement of operations) to
                                                             July 31, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    107,665          $1,032,900
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                               107,665          $1,032,900

Shares
repurchased                                         --                  --
---------------------------------------------------------------------------
Net increase                                   107,665          $1,032,900
---------------------------------------------------------------------------

Note 5
Initial capitalization and offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to June 14, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $750,000, $750,000, $750,000, and $750,000 for class A, class B, class C and class M shares respectively, and the issuance of 88,235 shares for each class to Putnam Investments, Inc. on June 14, 2000.

At July 31, 2000, Putnam Investments, Inc. owned the following shares:

Fund/Class             Shares           % Ownership       Market Value
---------------------------------------------------------------------------
    A                  88,235              2.6%             $779,997
    B                  88,235              4.2%              779,115
    C                  88,235             29.1%              779,115
    M                  88,235             45.8%              779,115


OUR COMMITMENT TO QUALITY SERVICE

* CHOOSE AWARD-WINNING SERVICE

  Putnam has won the DALBAR Award for Service nine times in the past ten years and has won the Intermediary Service Award for advisors all three years in which it has been given.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminvestments.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

*DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

+Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund
International New Opportunities Fund
Investors Fund
New Century Growth Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Research Fund
Tax Smart Equity Fund
Technology Fund
Vista Fund
Voyager Fund
Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Fund
Balanced Retirement Fund
Classic Equity Fund *
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund
The Putnam Fund for Growth and Income
International Growth and Income Fund
New Value Fund
Small Cap Value Fund
Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund [DBL. DAGGER]
High Yield Trust [DBL. DAGGER]
High Yield Trust II
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund **
Preferred Income Fund
Strategic Income Fund
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund **
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Formerly Putnam Growth and Income Fund II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply.
              Contact Putnam for details.

[SECTION MARK]  Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

C. Beth Cotner
Vice President

David J. Santos
Vice President and Fund Manager

Saba S. Malak
Vice President and Fund Manager

Paul Marrkand
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Technology Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRST STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA073  63674  2SG  9/00

Putnam
International
Fund 2000

SEMIANNUAL REPORT ON PERFORMANCE AND PORTFOLIO

7-31-00

[SCALE LOGO OMITTED]

The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 7/31/00. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 1/31/01.

A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


THE FUND'S PORTFOLIO
July 31, 2000 (Unaudited)


COMMON STOCKS (92.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
Canada (7.0%)
-------------------------------------------------------------------------------------------------------------------
              1,097 Four Seasons Hotels, Inc.                                                      $         77,170
              1,159 Nortel Networks Corp.                                                                    85,628
              1,224 Seagram Co., Ltd.                                                                        68,621
                                                                                                   ----------------
                                                                                                            231,419

Finland (2.7%)
-------------------------------------------------------------------------------------------------------------------
              1,978 Nokia Oyj AB Class A                                                                     87,608

France (13.3%)
-------------------------------------------------------------------------------------------------------------------
              1,138 Aventis S.A.                                                                             87,608
              1,380 Bouygues S.A.                                                                            84,952
              4,482 Havas Advertising S.A.                                                                  101,519
              1,114 Total Fina Elf S.A. Class B                                                             165,018
                100 Wanadoo S.A. 144A                                                                         1,769
                                                                                                   ----------------
                                                                                                            440,866

Germany (6.2%)
-------------------------------------------------------------------------------------------------------------------
                230 Allianz AG (NON)                                                                         86,294
                835 Prosieben Media AG                                                                      117,965
                                                                                                   ----------------
                                                                                                            204,259

Ireland (3.9%)
-------------------------------------------------------------------------------------------------------------------
              2,429 Elan Corp. PLC ADR (NON)                                                                129,800

Japan (8.6%)
-------------------------------------------------------------------------------------------------------------------
              2,000 Fujitsu Ltd. (NON)                                                                       56,230
              6,500 NEC Corp.                                                                               173,254
              7,000 Nikko Securities Co., Ltd.                                                               53,610
                                                                                                   ----------------
                                                                                                            283,094

Korea (3.3%)
-------------------------------------------------------------------------------------------------------------------
                766 Samsung Electric GDR                                                                    109,538

Netherlands (10.7%)
-------------------------------------------------------------------------------------------------------------------
              2,483 Internationale Nederlanden Groep (ING)                                                  165,940
              2,883 Philips Electronics N.V.                                                                130,549
              2,264 United Pan-Europe N.V. (NON)                                                             57,678
                                                                                                   ----------------
                                                                                                            354,167

Spain (3.9%)
-------------------------------------------------------------------------------------------------------------------
              4,734 Telefonica Publicidad e Informacion S.A.                                                 42,102
              4,112 Telefonica S.A.                                                                          86,472
                                                                                                   ----------------
                                                                                                            128,574

Sweden (2.1%)
-------------------------------------------------------------------------------------------------------------------
             10,575 Enea Data AB                                                                             68,631

Switzerland (12.1%)
-------------------------------------------------------------------------------------------------------------------
                 40 Compagnie Financiere Richemont AG                                                       109,307
                 27 Nestle S.A.                                                                              56,259
                 97 Serono S.A. Class B                                                                     102,714
                 94 Swatch Group AG (The)                                                                   131,759
                                                                                                   ----------------
                                                                                                            400,039

United Kingdom (18.3%)
-------------------------------------------------------------------------------------------------------------------
              1,500 Carphone Warehouse Group PLC 144A                                                         4,088
             10,038 Granada Compass PLC (NON)                                                               123,253
             10,036 HIT Entertainment PLC                                                                    59,360
              8,419 Misys PLC                                                                                78,161
              6,650 Sage Group (The) PLC                                                                     55,664
             64,276 Vodafone Group PLC                                                                      283,928
                                                                                                   ----------------
                                                                                                            604,454
                                                                                                   ----------------
                    Total Common Stocks (cost $2,944,615)                                          $      3,042,449

UNITS (2.9%) (a) (cost $121,950)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
                180 Nippon Television Network Corp. Structured Warrants
                    (Issued by Merrill Lynch International & Co. C.V.
                    Exp. 6/28/01) (Japan)                                                          $         97,432

SHORT-TERM INVESTMENTS (5.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
            $89,000 Interest in $625,000,000 joint repurchase agreement dated July 31, 2000 with Morgan (J.P.) & Co., Inc.
                    due August 1, 2000 with respect to various
                    U.S. Treasury obligations -- maturity value of
                    $89,016 for an effective yield of 6.58%                                        $         89,000
             89,000 Interest in $600,000,000 joint repurchase agreement dated July 31, 2000 with S.B.C. Warburg, Inc. due
                    August 1, 2000 with respect to various U.S. Treasury
                    obligations -- maturity value of $89,016 for an
                    effective yield of 6.59%                                                                 89,000
                                                                                                   ----------------
                    Total Short-Term Investments (cost $178,000)                                   $        178,000
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $3,244,565) (b)                                        $      3,317,881
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,303,269.

  (b) The aggregate identified cost on a tax basis is $3,244,565, resulting in gross unrealized appreciation and depreciation of $198,080 and $124,764, respectively, or net unrealized appreciation of $73,316.

(NON) Non-income-producing security.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities
      Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary
      Receipts, respectively, representing ownership of foreign securities on deposit with a domestic custodian bank.

      The fund had the following industry group concentrations greater than 10% at July 31, 2000 (as a percentage of net assets):

        Telecommunications   10.4%





STATEMENT OF ASSETS AND LIABILITIES
July 31, 2000 (Unaudited)

Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,244,565) (Note 1)                                            $3,317,881
-------------------------------------------------------------------------------------------
Cash                                                                                    638
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             2,846
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                  100
-------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                      5,484
-------------------------------------------------------------------------------------------
Total assets                                                                      3,326,949

Liabilities
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                     12,160
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              167
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              538
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            28
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              3
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               10,784
-------------------------------------------------------------------------------------------
Total liabilities                                                                    23,680
-------------------------------------------------------------------------------------------
Net assets                                                                       $3,303,269

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                               $3,176,973
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          4,788
-------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                48,211
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                    73,297
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,303,269

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($3,303,269 divided by 372,805 shares)                                                $8.86
-------------------------------------------------------------------------------------------
Offering price per class A share (100/96.75 of $8.86)*                                $9.16
-------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and group sales, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.






STATEMENT OF OPERATIONS
Period from May 30, 2000 (commencement of operations) to July 31, 2000 (Unaudited)

Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                           $  7,596
-------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $789)                                                6,128
-------------------------------------------------------------------------------------------
Total investment income                                                              13,724

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,720
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,050
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                       303
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         13
-------------------------------------------------------------------------------------------
Reports to shareholders                                                               2,570
-------------------------------------------------------------------------------------------
Registration fees                                                                       839
-------------------------------------------------------------------------------------------
Auditing                                                                              6,175
-------------------------------------------------------------------------------------------
Legal                                                                                 1,205
-------------------------------------------------------------------------------------------
Other                                                                                    95
-------------------------------------------------------------------------------------------
Fees waived and reimbursed by Manager (Note 2)                                       (8,533)
-------------------------------------------------------------------------------------------
Total expenses                                                                        9,437
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (501)
-------------------------------------------------------------------------------------------
Net expenses                                                                          8,936
-------------------------------------------------------------------------------------------
Net investment income                                                                 4,788
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                     48,211
-------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities
in foreign currencies during the period                                                 (19)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                         73,316
-------------------------------------------------------------------------------------------
Net gain on investments                                                             121,508
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $126,296
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                      For the period May 30, 2000
                                                                      (commencement of operations)
                                                                            to July 31, 2000*
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                                                   $    4,788
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            48,211
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                           73,297
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                       126,296
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                          176,973
--------------------------------------------------------------------------------------------------
Total increase in net assets                                                               303,269

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                             3,000,000
--------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of $4,788)                 $3,303,269
--------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

--------------------------------------------
                              For the period
                                May 30, 2000+
Per-share                         to July 31
operating performance            (Unaudited)
--------------------------------------------
                                        2000
--------------------------------------------
Net asset value,
beginning of period                    $8.50
--------------------------------------------
Investment operations
--------------------------------------------
Net investment income (b)(d)             .01
--------------------------------------------
Net realized and unrealized
gain on investments                      .35
--------------------------------------------
Total from
investment operations                    .36
--------------------------------------------
Net asset value,
end of period                          $8.86
--------------------------------------------

Ratios and supplemental data
--------------------------------------------
Total return at
market value (%)(a)                     4.24*
--------------------------------------------
Net assets, end of period
(in thousands)                        $3,303
--------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)             .28*
--------------------------------------------
Ratio of net investment income
to average net assets (%)(b)             .14*
--------------------------------------------
Portfolio turnover (%)                 23.56*
--------------------------------------------

    + Commencement of operations.

    * Not annualized.

  (a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

  (b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the fund reflect a reduction of $0.02 per share (Note 2).

  (c) Includes amounts paid through expense offset arrangements (Note 2).

  (d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



NOTES TO FINANCIAL STATEMENTS
July 31, 2000 (Unaudited)

Note 1
Significant accounting policies

Putnam International Fund 2000 (the "fund") is one of a series of Putnam Funds Trust (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-ended management investment company. The fund seeks long-term capital appreciation by investing mainly in common stocks of companies outside the United States which Putnam Investments Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes are currently undervalued.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price.

Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non cash dividends, if any, are recorded at the fair market value of the securities received.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the period ended July 31, 2000, the fund had no borrowings against the line of credit.

G) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid monthly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.00% of the first $500 million of average net assets, 0.90% of the next $500 million, 0.85% of the next $500 million, 0.80% of the next $5 billion, 0.775% of the next $5 billion, 0.755% of the next $5 billion, 0.74% of the next $5 billion and 0.73% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through January 31, 2001, to the extent that expenses of the fund (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.65% of the fund's average net assets.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the period ended July 31, 2000, fund expenses were reduced by $501 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $100 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management, Inc. at an annual rate of up to 0.35% of the fund's average net assets. The Trustees currently have not approved payments pursuant to the plan.

For the period ended July 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no net commissions from the sale of shares. A deferred sales charge of up to 1% is assessed on certain redemptions of shares. For the period ended July 31, 2000, Putnam Retail Management, Inc., acting as underwriter received no monies on redemptions.

Note 3
Purchases and sales of securities

During the period ended July 31, 2000, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $3,750,380 and $732,026, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At July 31, 2000, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                               For the period May 30, 2000
                                           (commencement of operations) to
                                                             July 31, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     19,966            $177,907
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       --                  --
---------------------------------------------------------------------------
                                                19,966             177,907

Shares repurchased                                (102)               (934)
---------------------------------------------------------------------------
Net increase                                    19,864            $176,973
---------------------------------------------------------------------------


Note 5
Initial capitalization and offering of shares

The trust was established as a Massachusetts business trust on January 22, 1996. During the period January 22, 1996 to May 30, 2000, the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000 and the issuance of 352,941 shares to Putnam Retail Management, Inc., a wholly-owned subsidiary of Putnam Investments, Inc. on May 30, 2000.

At July 31, 2000, Putnam Investments, Inc. owned 352,941 shares of the fund (94.7% of shares outstanding), valued at $3,127,057.



FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management, Inc.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Omid Kamshad
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

Joshua L. Byrne
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam International Fund 2000. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.

Not FDIC Insured, May Lose Value, No Bank Guarantee


63672  2SL  9/00